UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     RH Capital Associates LLC

Address:  139 West Saddle River Road
          Saddle River, New Jersey  07458


13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Horwitz
Title:  Managing Member
Phone:  (201) 444-2850


Signature, Place and Date of Signing:


/s/ Robert Horwitz          Glen Rock, New Jersey         August 12, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total: $72,852
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


RH CAPITAL ASSOCIATES
FORM 13F
30-Jun-02

COLUMN 1                COLUMN  2             COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                                                          VALUE      SHRS OR  SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X$1000)    PRN AMT  PRN  CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
ABERCROMBIE & FITCH           COM             002896207    5306        220000 SH         Sole                 220000
ADVANCEPCS                    COM             00790k109    4664        194800 SH         Sole                 194800
BARNES AND NOBLE              COM             067774109     793         30000 SH         Sole                  30000
CANDIES INC                   COM             137409108      68         16700 SH         Sole                  16700
CIBER INC                     COM             17163B102     124         17103 SH         Sole                  17103
CONSOLIDATED TOMOKA           COM             210226106     256         12750 SH         Sole                  12750
CRYPTOLOGIC INC               COM             228906103     217         24750 SH         Sole                  24750
EQUITY INNS                   COM             294703103    1520        188800 SH         Sole                 188800
FAIR ISSAC & CO INC           COM             303250104    6227        189450 SH         Sole                 189450
GERBER SCIENTIFIC             COM             373730100    1001        285100 SH         Sole                 285100
HCA INC                       COM             404119109    2100         44200 SH         Sole                  44200
HPL TECH                      COM             40426c105    1327         88100 SH         Sole                  88100
INAMED CORP.                  COM             453235103    5587        206400 SH         Sole                 206400
INFO USA                      COM             456818301    2900        530100 SH         Sole                 530100
LIBERTY MEDIA                 COM             530718105    4750        475000 SH         Sole                 475000
MARVEL ENTERPRISES            COM             57383m108     958        174800 SH         Sole                 174800
META GROUP INC                COM             591002100     713        316900 SH         Sole                 316900
NASDAQ 100 SHARES UNIT SER 1  COM             631100104    3915        150000 SH         Sole                 150000
NMT MED                       COM             629294109     379         59400 SH         Sole                  59400
OMNICARE INC                  COM             681904108    2077         79100 SH         Sole                  79100
PACIFIC SUNWEAR               COM             694873100     971         43800 SH         Sole                  43800
PARTY CITY CORP               COM             702145103     494         30300 SH         Sole                  30300
PRG-SCHULTZ INT'L             COM             743168106     778         63200 SH         Sole                  63200
RAINBOW MEDIA GROUP           COM             12686C844    6562        750000 SH         Sole                 446200
SCP POOLS                     COM             784028102     695         25050 SH         Sole                  25050
SEEBEYOND TECH                COM             815704101    1410        454800 SH         Sole                 454800
SOUNDVIEW TECH GROUP          COM             83611q109     616        362500 SH         Sole                 362500
SYMBOL TECHNOLOGIES           COM             871508107    3400        400000 SH         Sole                 400000
VERITY INC                    COM             92343c106    1058         95400 SH         Sole                  95400
ADELPHIA COMM                 CNV             006848bg9     285       3000000 PRN        Sole                3000000
6% due 2/15/06
EARTHWEB INC SUB NOTE CONV    CNV             27032cab4    6532      10887000 PRN        Sole               10887000
7% due 1/25/02
INTERNET CAP GRP              CNV             46059caa4    4067      14790000 PRN        Sole               14790000
5.5% due 12/21/04
METAMOR WORLDWIDE 2.94%       CNV             59133paa8    1102       2900000 PRN        Sole                2900000
2.94% due 8/15/04


REPORT SUMMARY                   33 DATA RECORDS          72852             0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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